Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the rules adopted pursuant to The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance metrics and total shareholder return of the Company. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table below. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the section “Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure
Year	Summary Compensation Table Total for Current CEO(1) ($)	Summary Compensation Table Total for Former CEO(1) ($)	Compensation Actually Paid to Current CEO(2) ($)	Compensation Actually Paid to Former CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)	Net Income(7) ($)	Pre-Provision Net Income(8) ($)
2023	5,291,817	—	4,175,812	—	1,730,622	1,452,684	92.58	125.46	15,958,000	36,439,000
2022	4,915,677	—	366,271	—	1,559,523	344,948	99.15	107.05	51,224,000	66,516,000
2021	3,726,285	—	8,203,368	—	1,425,961	2,703,198	196.79	122.65	88,687,000	96,020,000
2020	2,800,893	3,441,816	3,918,267	1,300,234	1,599,449	1,920,139	100.26	97.82	26,730,000	47,338,000

__________

(1) The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Peter R. Knitzer served as our former Chief Executive Officer, and his employment terminated on March 26, 2020.

(2) The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Beck and Mr. Knitzer, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Beck (current CEO) or Mr. Knitzer (former CEO) during the applicable year. The following adjustments were made to Mr. Beck’s and Mr. Knitzer’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368
2020	2,800,893	1,229,495	2,346,869	3,918,267

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	3,441,816	—	(2,141,582)	1,300,234

__________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029
2020	1,863,394	(11,407)	494,371	(8,816)	—	9,327	2,346,869

The amounts deducted or added in calculating the equity award adjustments for Mr. Knitzer are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	—	85,771	—	(1,152,968)	(1,079,477)	5,091	(2,141,582)

(3) The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Beck, who has served as our CEO since 2020, and Mr. Knitzer, who served as our CEO until his termination on March 26, 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officers (excluding Mr. Beck and Mr. Knitzer, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar; and (ii) for 2020, Harpreet Rana, John. D. Schachtel, Brian J. Fisher, Manish Parmar, and Michael S. Dymski.

(4) The dollar amounts reported represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643
2020	698,510	11,595	197,260	(29,216)	—	4,729	882,877

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198
2020	1,599,449	562,188	882,877	1,920,139

(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.

(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8) Pre-provision net income is defined as net income excluding the tax-effected impact of the change in the allowance for credit losses but including the impact of recognized net credit losses. This metric has been adjusted for certain non-operating restructuring expenses incurred in 2023, as well as non-performing loan sales transacted in 2022 and 2023.

Company Selected Measure Name			Pre-Provision Net Income
Named Executive Officers, Footnote			The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Peter R. Knitzer served as our former Chief Executive Officer, and his employment terminated on March 26, 2020.The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Beck, who has served as our CEO since 2020, and Mr. Knitzer, who served as our CEO until his termination on March 26, 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officers (excluding Mr. Beck and Mr. Knitzer, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar; and (ii) for 2020, Harpreet Rana, John. D. Schachtel, Brian J. Fisher, Manish Parmar, and Michael S. Dymski.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to Mr. Beck’s and Mr. Knitzer’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO ($)
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368
2020	2,800,893	1,229,495	2,346,869	3,918,267

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A
2020	3,441,816	—	(2,141,582)	1,300,234

__________

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029
2020	1,863,394	(11,407)	494,371	(8,816)	—	9,327	2,346,869

The amounts deducted or added in calculating the equity award adjustments for Mr. Knitzer are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	—	85,771	—	(1,152,968)	(1,079,477)	5,091	(2,141,582)

Non-PEO NEO Average Total Compensation Amount			$ 1,730,622	$ 1,559,523	$ 1,425,961	$ 1,599,449
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,452,684	344,948	2,703,198	1,920,139
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Beck and Mr. Knitzer, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643
2020	698,510	11,595	197,260	(29,216)	—	4,729	882,877

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198
2020	1,599,449	562,188	882,877	1,920,139

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Pre-provision net income
•
Pre-provision return on assets
•
Total shareholder return

Total Shareholder Return Amount			$ 92.58	99.15	196.79	100.26
Peer Group Total Shareholder Return Amount			125.46	107.05	122.65	97.82
Net Income (Loss)			$ 15,958,000	$ 51,224,000	$ 88,687,000	$ 26,730,000
Company Selected Measure Amount			36,439,000	66,516,000	96,020,000	47,338,000
PEO Name	Mr. Knitzer	Mr. Beck	Mr. Beck	Mr. Beck	Mr. Beck
Measure:: 1
Pay vs Performance Disclosure
Name			Pre-provision net income
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-provision return on assets
Measure:: 3
Pay vs Performance Disclosure
Name			Total shareholder return
Mr. Beck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,291,817	$ 4,915,677	$ 3,726,285	$ 2,800,893
PEO Actually Paid Compensation Amount			4,175,812	366,271	8,203,368	3,918,267
Mr. Knitzer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						3,441,816
PEO Actually Paid Compensation Amount						1,300,234
PEO | Mr. Beck [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,999,987	2,999,974	1,679,946	1,229,495
PEO | Mr. Beck [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,883,982	(1,549,432)	6,157,029	2,346,869
PEO | Mr. Beck [Member] | Year End Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,907,875	965,224	2,860,183	1,863,394
PEO | Mr. Beck [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(210,041)	(1,134,964)	1,429,691	(11,407)
PEO | Mr. Beck [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			410,861	267,265	842,850	494,371
PEO | Mr. Beck [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(233,257)	(1,780,084)	963,945	(8,816)
PEO | Mr. Beck [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,544	133,126	60,359	9,327
PEO | Mr. Beck [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,883,982	(1,549,432)	6,157,029	2,346,869
PEO | Mr. Knitzer [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,141,582)
PEO | Mr. Knitzer [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						85,771
PEO | Mr. Knitzer [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,152,968)
PEO | Mr. Knitzer [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,079,477)
PEO | Mr. Knitzer [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,091
PEO | Mr. Knitzer [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,141,582)
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			466,610	228,822	644,027	698,510
Non-PEO NEO | Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(49,795)	(333,259)	528,887	11,595
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,489	63,356	166,476	197,260
Non-PEO NEO | Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(61,659)	(493,920)	293,032	(29,216)
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132	31,614	18,221	4,729
Non-PEO NEO | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			455,778	(503,387)	1,650,643	882,877
Non-PEO NEO | Average Reported Value Of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			733,715	711,188	373,407	562,188
Non-PEO NEO | Average Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 455,778	$ (503,387)	$ 1,650,643	$ 882,877